Other Payables and Accrued Liabilities	6 Months Ended
Sep. 30, 2023
Other Payables and Accrued Liabilities [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

NOTE 12 — OTHER PAYABLES AND ACCRUED LIABILITIES

	As of March 31,	As of September 30,
	2023	2023
	RMB	RMB
Advance from customers	16,902	12,770
Accrued payroll	11,853	11,211
VAT payable	7,292	3,591
Other payables	18,432	34,566
Total	54,479	62,138

As of March 31, 2023, other payables mainly included RMB6.8 million advance from supply chain service provider, RMB2.2 million advance refundable to a customer and RMB3 million refundable to a vendor. As of September 30, 2023, other payables mainly included RMB6.8 million advance from supply chain service provider, RMB2.2 million advance refundable to a customer and RMB22.3 million advances from a third party to the Company, for developing and promoting healthcare wearable devices in the US market.